FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Unrecognised gains or (losses) for derivatives trading (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 71,487	$ 77,538
Increase due to new trades	491,792	279,235
Reduction due to amortization	(397,696)	(261,426)
Reduction due to sale or transfer	(47,565)	(23,860)
Ending balance	118,018	71,487
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	16,918	29,102
Increase due to new trades	315,395	169,430
Reduction due to amortization	(265,268)	(179,115)
Reduction due to sale or transfer	(5,321)	(2,499)
Ending balance	61,724	16,918
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	27,894	26,984
Increase due to new trades	11,937	19,368
Reduction due to amortization	(18,723)	(11,560)
Reduction due to sale or transfer	(4,528)	(6,898)
Ending balance	16,580	27,894
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	26,675	21,452
Increase due to new trades	164,460	90,437
Reduction due to amortization	(113,705)	(70,751)
Reduction due to sale or transfer	(37,716)	(14,463)
Ending balance	$ 39,714	$ 26,675